Intangible Assets and Goodwill - Schedule of Acquired Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 83,567	$ 86,889
Accumulated Amortization	(78,268)	(79,021)
Net	5,299	7,868
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	74,272	75,765
Accumulated Amortization	(72,349)	(72,542)
Net	1,923	3,223
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	4,837	6,586
Accumulated Amortization	(2,759)	(3,882)
Net	2,078	2,704
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	1,151	1,231
Accumulated Amortization	(676)	(563)
Net	475	668
Distribution network
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	2,000	2,000
Accumulated Amortization	(2,000)	(2,000)
Net	0	0
Non-competition agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	1,307	1,307
Accumulated Amortization	(484)	(34)
Net	$ 823	$ 1,273